SIMPSON THACHER & BARTLETT LLP
425 Lexington Avenue
New York, New York 10017

Tel:	(212) 455-2000
Fax:	(212) 455-2502

February 24, 2006

Re:	The India Fund, Inc. (File No. 811-8266)

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Filing Desk

Ladies and Gentlemen:

On behalf of The India Fund, Inc. (the “Fund”) and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a Schedule 14A containing definitive additional proxy materials in connection with a special meeting of stockholders of the Fund transmitted via direct electronic transmission.

Any questions or communications regarding this filing should be directed to Kathryn Gettles-Atwa (212-455-2195) of this firm.

Very truly yours,

Kathryn Gettles-Atwa